Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 35,083	$ 30,736
Less: accumulated depreciation		(21,374)	(15,425)
Property and equipment (Net)	$ 12,630	13,709	15,311
Computer Hardware
Property, Plant and Equipment [Line Items]
Total property and equipment		13,634	11,383
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		8,211	7,907
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		2,284	2,170
Networking equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		8,151	6,537
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 2,803	$ 2,739